NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

On September 27, 2024, to formalize the related party working capital advances in Note 4, the Company issued three non-convertible 20% OID notes payable to related parties for a total face value of $1,066,391. The notes were due the earlier of June 27, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note have a 5% interest rate and had original issuance discounts totaling $213,278 and were unsecured.

NOTE 6 – NOTES PAYABLE As of December 31, 2023, the Company had no outstanding notes payable.